Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Line Items]
Capital lease assets, Gross	$ 57,776		$ 54,004	$ 39,364
Assets fully depreciated	21,276		22,160	23,033
Capital leased assets, Net book value	26,219		23,623	12,694
Accumulated depreciation	31,557		30,382	26,670
Rent expense under operating leases			7,171	6,343	5,906
Actual purchases made under contract	8,452	6,319	25,884	13,804
Total cost incurred for lawsuits settlement			1,407
Liability for lawsuits settlements recorded	$ 1,000		$ 1,200
Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Noncancellable operating leases, renewal period	1 year		1 year
Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Noncancellable operating leases, renewal period	5 years		5 years
Vehicles and equipment leases [Member] | Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Estimated life of the capital lease	4 years		4 years
Vehicles and equipment leases [Member] | Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Estimated life of the capital lease	6 years		6 years
Contract One [Member]
Commitments And Contingencies Disclosure [Line Items]
Extended term of contract	Dec. 31, 2014		Dec. 31, 2014
Contract Two [Member]
Commitments And Contingencies Disclosure [Line Items]
Extended term of contract	Aug. 31, 2017		Aug. 31, 2017